Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE TABLE
The information provided below is mandated by the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
which require that we, among other things, report the amount of “compensation actually paid” to our named executive officers for the last three fiscal years and compare those amounts to certain mandated performance metrics. The “compensation actually paid” to our named executive officers is calculated in accordance with applicable SEC rules and does not reflect the actual amount of compensation earned by or paid to our named executive officers during each covered fiscal year.
Teradata is committed to rewarding talent that drives our organizational success. In 2022, we continued to emphasize a culture of high performance, and our talent and rewards strategies centered on incentive programs that provided rewards based on meaningful demonstrations of business achievements and individual performance contributions to the Company.
The Compensation and People Committee has designed the compensation program for our named executive officers to reflect the importance placed on Company and business achievement in a high-performing culture. To that end, our core compensation program is closely aligned with Company performance and consists of base salary, an annual cash incentive, and long-term equity incentives based on both performance and service over a
3-year
period.
Please refer to the Compensation Discussion and Analysis section of this proxy statement for details regarding how the Compensation and People Committee links the compensation paid to our named executive officers to our corporate performance.

Year	Summary Compen- sation Table Total for PEO (Steve McMillan) ($)	Summary Compen- sation Table Total for PEO (Victor Lund) ($)	Compen- sation Actually Paid to PEO (1) (Steve McMillan) ($)	Compen- sation Actually Paid to PEO (1) (Victor Lund) ($)	Average Summary Compen- sation Table Total for Non-PEO NEOs ($)	Average compen- sation Actually Paid to Non-PEO NEOs (2) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income (in millions) (6) ($)	Company- Selected Measure (Total Public Cloud ARR in millions) (7) ($)
							Total Shareholder Return (4) ($)	Peer Group Total Shareholder Return (5) ($)

2022	15,035,353	n/a	10,958,172	n/a	4,123,973	2,642,464	125.74	134.82	33	357

2021	11,570,638	n/a	19,339,239	n/a	6,081,512	8,485,757	158.65	172.92	147	202

2020	14,329,531	1,064,957	15,652,678	(400,670)	4,516,638	3,241,121	83.94	142.21	129	106

(1)
Compensation actually paid (“CAP”) was calculated by beginning with the total amount reported in the Summary Compensation Table (the “SCT”) for the applicable year, (i) subtracting the grant date fair value of stock awards reported in the Stock Award column of the SCT (“Stock Awards”), and (ii) adding the change in fair value of stock awards for the applicable year. Fair value amounts were computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under generally accepted accounting principles.

Following is a reconciliation of the SCT total and the CAP for Mr. McMillan, our current CEO, for each of the applicable years.

CEO: Steve McMillan
Year	SCT Total ($)	Subtract Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT ($)	Add Change in Fair Value of Stock Awards ($)	CAP ($)

2022	15,035,353	(13,079,278)	9,002,097	10,958,172

2021	11,570,638	(9,261,606)	17,030,207	19,339,239

2020	14,329,531	(12,539,602)	13,862,749	15,652,678

Following is a table that reflects the change in fair value of stock awards for Mr. McMillan, our current CEO, for each of the applicable years.

CEO: Change in Fair Value of Stock Awards (S. McMillan)
Year	Year-End Fair Value of Stock Awards Granted in Covered Fiscal Year that Remained Unvested at the end of the Covered Fiscal Year ($)	Year-over- Year Increase or Decrease in Fair Value for Stock Awards Granted in Prior Years that Remained Unvested at the end of the Covered Fiscal Year ($)	Increase or Decrease in Fair Value of Stock Awards Granted in Prior Years that Vested in Covered Fiscal Year ($)	Fair Value of Stock Award Granted in Covered Fiscal Year that Vested in Covered Fiscal Year ($)	Adjustments for Stock Awards that Failed to Meet Performance Conditions ($)	Value of Dividends or Other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value ($)	Total Change in Fair Value on Stock Awards Included in CAP (3) ($)

2022	9,256,525	(152,281)	(102,147)	—	0	0	9,002,097

2021	9,067,464	4,601,313	3,361,431	—	0	0	17,030,207

2020	11,925,318	—	0	1,937,431	0	0	13,862,749
Following is a reconciliation of the SCT total and the CAP for our former CEO, Mr. Lund, for each of the applicable years.

CEO: Victor Lund
Year	SCT Total ($)	Subtract Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT ($)	Add Change in Fair Value of Stock Awards ($)	CAP ($)

2022	n/a	n/a	n/a	n/a

2021	n/a	n/a	n/a	n/a

2020	1,064,957	0	(1,465,627)	(400,670)
Following is a table that reflects the change in fair value of stock awards for Mr. Lund, our former CEO, for each of the applicable years.

CEO: Change in Fair Value of Stock Awards (V. Lund)
Year	Year-End Fair Value of Stock Awards Granted in Covered Fiscal Year that Remained Unvested at the end of the Covered Fiscal Year ($)	Year-over- Year Increase or Decrease in Fair Value for Stock Awards Granted in Prior Years that Remained Unvested at the end of the Covered Fiscal Year ($)	Increase or Decrease in Fair Value of Stock Awards Granted in Prior Years that Vested in Covered Fiscal Year ($)	Fair Value of Stock Award Granted in Covered Fiscal Year that Vested in Covered Fiscal Year ($)	Adjustments for Stock Awards that Failed to Meet Performance Conditions ($)	Value of Dividends or Other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value ($)	Total Change in Fair Value on Stock Awards Included in CAP (3) ($)

2022	n/a	n/a	n/a	n/a	n/a	n/a	n/a

2021	n/a	n/a	n/a	n/a	n/a	n/a	n/a

2020	(54,827)	0	(1,410,800)	0	0	0	(1,465,627)

(2)
CAP for the other named executive officers was calculated in the same manner as described above for the CEO, except the amounts were averaged for each year. Following is a reconciliation of the average SCT total and the average CAP for the named executive officers, other than the CEO, for each of the applicable years. The non-CEO
named executive officers included in the average for each year are as follows:

a)	2022: Claire Bramley, Hillary Ashton, Todd Cione, and Margaret Treese

b)	2021: Claire Bramley, Mark Culhane (former CFO), Hillary Ashton, Todd Cione, and Kathleen Cullen-Cote

c)	2020: Mark Culhane (former CFO), Dan Harrington (former CSO), Hillary Ashton, Kathleen Cullen-Cote, and Scott Brown (former CRO)

Other Named Executive Officers
Year	SCT Total ($)	Subtract Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT ($)	Add Change in Fair Value of Stock Awards ($)	CAP ($)

2022	4,123,973	(3,165,159)	1,683,650	2,642,464

2021	6,081,512	(4,832,831)	7,237,076	8,485,757

2020	4,516,638	(3,463,175)	2,187,658	3,241,121
Following is a table that reflects the average change in fair value of stock awards for the other named executive officers, for each of the applicable years.

Other Named Executive Officers: Average Change in Fair Value of Stock Awards
Year	Year-End Fair Value of Stock Awards Granted in Covered Fiscal Year that Remained Unvested at the end of the Covered Fiscal Year ($)	Year-over- Year Increase or Decrease in Fair Value for Stock Awards Granted in Prior Years that Remained Unvested at the end of the Covered Fiscal Year ($)	Increase or Decrease in Fair Value of Stock Awards Granted in Prior Years that Vested in Covered Fiscal Year ($)	Fair Value of Stock Award Granted in Covered Fiscal Year that Vested in Covered Fiscal Year ($)	Adjustments for Stock Awards that Failed to Meet Performance Conditions ($)	Value of Dividends or Other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value ($)	Total Change in Fair Value on Stock Awards Included in CAP (3) ($)

2022	2,240,060	(495,560)	(60,850)	0	0	0	1,683,650

2021	4,649,235	1,307,346	1,235,320	1,188,741	(1,143,566)	0	7,237,076

2020	3,473,708	(296,153)	(200,655)	0	(789,242)	0	2,187,658

(3)
The fair value amounts were calculated using our stock price on the last day of each fiscal year or the date of vesting, as applicable, and the probable level of achievement of the performance goals as of the end of each year.

(4)
Teradata shareholder return (“TSR”) represents the cumulative investment return of an initial fixed $100 investment in our common stock on December 31, 2019, assuming reinvestment of all dividends. Teradata TSR reflected in the table above may not be indicative of future performance.

(5)	Peer group TSR represents the cumulative investment return of an initial fixed $100 investment in the S&P Information Technology Index on December 31, 2019, assuming reinvestment of all dividends.

(6)	Reflects net income, as reported in our Form 10-K for the applicable year.

(7)	Following is a list of the most important financial measures used by Teradata to link CAP to performance for the most recently completed fiscal year:

a)	Public Cloud ARR

b)	Total ARR Growth

c)	Non-GAAP Operating Margin

d)	Free Cash Flow
Of the goals listed above, we consider Public Cloud ARR to be the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link CAP to company performance and therefore include it as the Company-Selected Measure in the table above.

Company Selected Measure Name	TotalPublicCloudARR
Named Executive Officers, Footnote [Text Block]
a)	2022: Claire Bramley, Hillary Ashton, Todd Cione, and Margaret Treese

b)	2021: Claire Bramley, Mark Culhane (former CFO), Hillary Ashton, Todd Cione, and Kathleen Cullen-Cote

c)	2020: Mark Culhane (former CFO), Dan Harrington (former CSO), Hillary Ashton, Kathleen Cullen-Cote, and Scott Brown (former CRO)

Peer Group Issuers, Footnote [Text Block]	Peer group TSR represents the cumulative investment return of an initial fixed $100 investment in the S&P Information Technology Index on December 31, 2019, assuming reinvestment of all dividends.
Adjustment To PEO Compensation, Footnote [Text Block]
Following is a reconciliation of the SCT total and the CAP for Mr. McMillan, our current CEO, for each of the applicable years.

CEO: Steve McMillan
Year	SCT Total ($)	Subtract Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT ($)	Add Change in Fair Value of Stock Awards ($)	CAP ($)

2022	15,035,353	(13,079,278)	9,002,097	10,958,172

2021	11,570,638	(9,261,606)	17,030,207	19,339,239

2020	14,329,531	(12,539,602)	13,862,749	15,652,678

Following is a table that reflects the change in fair value of stock awards for Mr. McMillan, our current CEO, for each of the applicable years.

CEO: Change in Fair Value of Stock Awards (S. McMillan)
Year	Year-End Fair Value of Stock Awards Granted in Covered Fiscal Year that Remained Unvested at the end of the Covered Fiscal Year ($)	Year-over- Year Increase or Decrease in Fair Value for Stock Awards Granted in Prior Years that Remained Unvested at the end of the Covered Fiscal Year ($)	Increase or Decrease in Fair Value of Stock Awards Granted in Prior Years that Vested in Covered Fiscal Year ($)	Fair Value of Stock Award Granted in Covered Fiscal Year that Vested in Covered Fiscal Year ($)	Adjustments for Stock Awards that Failed to Meet Performance Conditions ($)	Value of Dividends or Other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value ($)	Total Change in Fair Value on Stock Awards Included in CAP (3) ($)

2022	9,256,525	(152,281)	(102,147)	—	0	0	9,002,097

2021	9,067,464	4,601,313	3,361,431	—	0	0	17,030,207

2020	11,925,318	—	0	1,937,431	0	0	13,862,749
Following is a reconciliation of the SCT total and the CAP for our former CEO, Mr. Lund, for each of the applicable years.

CEO: Victor Lund
Year	SCT Total ($)	Subtract Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT ($)	Add Change in Fair Value of Stock Awards ($)	CAP ($)

2022	n/a	n/a	n/a	n/a

2021	n/a	n/a	n/a	n/a

2020	1,064,957	0	(1,465,627)	(400,670)
Following is a table that reflects the change in fair value of stock awards for Mr. Lund, our former CEO, for each of the applicable years.

CEO: Change in Fair Value of Stock Awards (V. Lund)
Year	Year-End Fair Value of Stock Awards Granted in Covered Fiscal Year that Remained Unvested at the end of the Covered Fiscal Year ($)	Year-over- Year Increase or Decrease in Fair Value for Stock Awards Granted in Prior Years that Remained Unvested at the end of the Covered Fiscal Year ($)	Increase or Decrease in Fair Value of Stock Awards Granted in Prior Years that Vested in Covered Fiscal Year ($)	Fair Value of Stock Award Granted in Covered Fiscal Year that Vested in Covered Fiscal Year ($)	Adjustments for Stock Awards that Failed to Meet Performance Conditions ($)	Value of Dividends or Other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value ($)	Total Change in Fair Value on Stock Awards Included in CAP (3) ($)

2022	n/a	n/a	n/a	n/a	n/a	n/a	n/a

2021	n/a	n/a	n/a	n/a	n/a	n/a	n/a

2020	(54,827)	0	(1,410,800)	0	0	0	(1,465,627)

Non-PEO NEO Average Total Compensation Amount	$ 4,123,973	$ 6,081,512	$ 4,516,638
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,642,464	8,485,757	3,241,121
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
CAP for the other named executive officers was calculated in the same manner as described above for the CEO, except the amounts were averaged for each year. Following is a reconciliation of the average SCT total and the average CAP for the named executive officers, other than the CEO, for each of the applicable years. The non-CEO
named executive officers included in the average for each year are as follows:

a)	2022: Claire Bramley, Hillary Ashton, Todd Cione, and Margaret Treese

b)	2021: Claire Bramley, Mark Culhane (former CFO), Hillary Ashton, Todd Cione, and Kathleen Cullen-Cote

c)	2020: Mark Culhane (former CFO), Dan Harrington (former CSO), Hillary Ashton, Kathleen Cullen-Cote, and Scott Brown (former CRO)

Other Named Executive Officers
Year	SCT Total ($)	Subtract Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT ($)	Add Change in Fair Value of Stock Awards ($)	CAP ($)

2022	4,123,973	(3,165,159)	1,683,650	2,642,464

2021	6,081,512	(4,832,831)	7,237,076	8,485,757

2020	4,516,638	(3,463,175)	2,187,658	3,241,121
Following is a table that reflects the average change in fair value of stock awards for the other named executive officers, for each of the applicable years.

Other Named Executive Officers: Average Change in Fair Value of Stock Awards
Year	Year-End Fair Value of Stock Awards Granted in Covered Fiscal Year that Remained Unvested at the end of the Covered Fiscal Year ($)	Year-over- Year Increase or Decrease in Fair Value for Stock Awards Granted in Prior Years that Remained Unvested at the end of the Covered Fiscal Year ($)	Increase or Decrease in Fair Value of Stock Awards Granted in Prior Years that Vested in Covered Fiscal Year ($)	Fair Value of Stock Award Granted in Covered Fiscal Year that Vested in Covered Fiscal Year ($)	Adjustments for Stock Awards that Failed to Meet Performance Conditions ($)	Value of Dividends or Other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value ($)	Total Change in Fair Value on Stock Awards Included in CAP (3) ($)

2022	2,240,060	(495,560)	(60,850)	0	0	0	1,683,650

2021	4,649,235	1,307,346	1,235,320	1,188,741	(1,143,566)	0	7,237,076

2020	3,473,708	(296,153)	(200,655)	0	(789,242)	0	2,187,658

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
2.	CAP versus TSR

Compensation Actually Paid vs. Net Income [Text Block]
3.	CAP versus Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]
4.	CAP versus Company-Selected Measure (CSM)

Total Shareholder Return Vs Peer Group [Text Block]
1.	TSR: Teradata vs. Peer Group

Tabular List [Table Text Block]
(7)	Following is a list of the most important financial measures used by Teradata to link CAP to performance for the most recently completed fiscal year:

a)	Public Cloud ARR

b)	Total ARR Growth

c)	Non-GAAP Operating Margin

d)	Free Cash Flow
Of the goals listed above, we consider Public Cloud ARR to be the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link CAP to company performance and therefore include it as the Company-Selected Measure in the table above.

Total Shareholder Return Amount	$ 125.74	158.65	83.94
Peer Group Total Shareholder Return Amount	134.82	172.92	142.21
Net Income (Loss)	$ 33,000,000	$ 147,000,000	$ 129,000,000
Company Selected Measure Amount	357,000,000	202,000,000	106,000,000
PEO Name	Mr. McMillan
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Public Cloud ARR
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Total ARR Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Steve McMillan [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 15,035,353	$ 11,570,638	$ 14,329,531
PEO Actually Paid Compensation Amount	10,958,172	19,339,239	15,652,678
Victor Lund [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			1,064,957
PEO Actually Paid Compensation Amount			(400,670)
PEO [Member] | Steve McMillan [Member]
Pay vs Performance Disclosure [Table]
Year End Fair Value of Stock Awards Granted in Covered Fiscal Year that Remained Unvested at the end of the Covered Fiscal Year	9,256,525	9,067,464	11,925,318
Year over Year Increase or Decrease in Fair Value for Stock Awards Granted in Prior Years that Remained Unvested at the end of the Covered Fiscal Year	(152,281)	4,601,313
Increase or Decrease in Fair Value of Stock Awards Granted in Prior Years that Vested in Covered Fiscal Year	(102,147)	3,361,431	0
Fair Value of Stock Award Granted in Covered Fiscal Year that Vested in Covered Fiscal Year			1,937,431
Adjustments for Stock Awards that Failed to Meet Performance Conditions	0	0	0
Value of Dividends or Other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value	0	0	0
PEO [Member] | Steve McMillan [Member] | Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,079,278)	(9,261,606)	(12,539,602)
PEO [Member] | Steve McMillan [Member] | Change in Fair Value of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,002,097	17,030,207	13,862,749
PEO [Member] | Victor Lund [Member]
Pay vs Performance Disclosure [Table]
Year End Fair Value of Stock Awards Granted in Covered Fiscal Year that Remained Unvested at the end of the Covered Fiscal Year			(54,827)
Year over Year Increase or Decrease in Fair Value for Stock Awards Granted in Prior Years that Remained Unvested at the end of the Covered Fiscal Year			0
Increase or Decrease in Fair Value of Stock Awards Granted in Prior Years that Vested in Covered Fiscal Year			(1,410,800)
Fair Value of Stock Award Granted in Covered Fiscal Year that Vested in Covered Fiscal Year			0
Adjustments for Stock Awards that Failed to Meet Performance Conditions			0
Value of Dividends or Other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value			0
PEO [Member] | Victor Lund [Member] | Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Victor Lund [Member] | Change in Fair Value of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,465,627)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Year End Fair Value of Stock Awards Granted in Covered Fiscal Year that Remained Unvested at the end of the Covered Fiscal Year	2,240,060	4,649,235	3,473,708
Year over Year Increase or Decrease in Fair Value for Stock Awards Granted in Prior Years that Remained Unvested at the end of the Covered Fiscal Year	(495,560)	1,307,346	(296,153)
Increase or Decrease in Fair Value of Stock Awards Granted in Prior Years that Vested in Covered Fiscal Year	(60,850)	1,235,320	(200,655)
Fair Value of Stock Award Granted in Covered Fiscal Year that Vested in Covered Fiscal Year	0	1,188,741	0
Adjustments for Stock Awards that Failed to Meet Performance Conditions	0	(1,143,566)	(789,242)
Value of Dividends or Other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value	0	0	0
Non-PEO NEO [Member] | Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,165,159)	(4,832,831)	(3,463,175)
Non-PEO NEO [Member] | Change in Fair Value of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,683,650	$ 7,237,076	$ 2,187,658